NEWBUILDINGS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) dwt	Dec. 31, 2021 dwt vessel
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel	10
Additions to newbuildings, related party amount	$ 98,706	$ 177,931	$ 56,028
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of newbuildings under constructuion | vessel		10		10
Vessel tonnage | dwt			85,000	85,000
Number of newbuildings acquired | vessel	4	6
Additions to newbuildings, related party amount	$ 94,700	$ 172,900
Capitalized interest expense	2,200	$ 5,200
Committed amount	$ 0